Private Placement (Details) - Vickers Vantage [Member] - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Private Placement (Details) [Line Items]
Aggregate purchase of private placement warrants (in Shares)	6,840,000
Aggregate purchase price (in Dollars)	$ 0	$ 5,130,000		$ 5,130,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of private placement warrants (in Shares)	6,840,000			6,840,000
Price per warrant	$ 0.75			$ 0.75
Aggregate purchase price (in Dollars)	$ 5,130,000			$ 5,130,000
Ordinary share, per share	$ 11.5			$ 11.5